Quarterly Holdings Report
for
Fidelity® Enduring Opportunities Fund
January 31, 2023
IDF-NPRT1-0423
1.9896223.103
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 0.2%
Elisa Corp. (A Shares)	443	25,227
Entertainment - 1.6%
Netflix, Inc. (a)	242	85,634
Sea Ltd. ADR (a)	288	18,562
The Walt Disney Co. (a)	570	61,839
Universal Music Group NV	1,045	26,713
		192,748
Interactive Media & Services - 5.2%
Adevinta ASA Class B (a)	2,741	23,369
Alphabet, Inc.:
Class A (a)	1,571	155,278
Class C (a)	1,539	153,700
Hemnet Group AB	1,213	16,888
Kakao Corp.	398	20,010
Match Group, Inc. (a)	623	33,717
Meta Platforms, Inc. Class A (a)	637	94,894
NAVER Corp.	101	16,758
Rightmove PLC	2,316	16,828
Tencent Holdings Ltd.	1,590	77,479
Yandex NV Series A (a)(b)	472	1,619
Z Holdings Corp.	5,179	15,069
		625,609
Media - 0.5%
Cable One, Inc.	21	16,587
S4 Capital PLC (a)	11,328	30,557
Schibsted ASA (A Shares)	957	20,805
		67,949
TOTAL COMMUNICATION SERVICES		911,533
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 0.5%
Aptiv PLC (a)	342	38,677
DENSO Corp.	514	27,759
		66,436
Automobiles - 1.9%
Ferrari NV (Italy)	145	36,083
Maruti Suzuki India Ltd.	287	31,353
Tesla, Inc. (a)	639	110,688
Toyota Motor Corp.	3,645	53,529
		231,653
Hotels, Restaurants & Leisure - 3.5%
Chipotle Mexican Grill, Inc. (a)	30	49,391
Churchill Downs, Inc.	210	52,101
Compass Group PLC	1,188	28,379
Domino's Pizza, Inc.	99	34,947
Evolution AB (c)	184	20,680
Hilton Worldwide Holdings, Inc.	370	53,683
Jubilant Foodworks Ltd.	2,564	15,363
Oriental Land Co. Ltd.	194	32,324
Restaurant Brands Asia Ltd. (a)	12,252	16,618
Vail Resorts, Inc.	136	35,678
Wingstop, Inc.	252	39,934
Yum! Brands, Inc.	338	44,112
		423,210
Household Durables - 0.7%
Berkeley Group Holdings PLC	397	20,287
Maytronics Ltd.	1,154	13,975
NVR, Inc. (a)	10	52,700
		86,962
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	2,154	222,142
Doordash, Inc. (a)	544	31,508
Meituan Class B (a)(c)	161	3,599
MercadoLibre, Inc. (a)	29	34,269
Prosus NV	295	23,532
Wayfair LLC Class A (a)	635	38,418
Zomato Ltd. (a)	32,462	19,934
ZOZO, Inc.	833	21,594
		394,996
Leisure Products - 0.4%
Roland Corp.	647	19,318
SHIMANO, Inc.	129	23,005
		42,323
Multiline Retail - 0.9%
B&M European Value Retail SA	4,042	22,310
Dollarama, Inc.	393	23,502
Next PLC	328	26,762
Target Corp.	245	42,174
		114,748
Specialty Retail - 4.8%
Carvana Co. Class A (a)	893	9,082
Fast Retailing Co. Ltd.	47	28,546
Five Below, Inc. (a)	229	45,143
Floor & Decor Holdings, Inc. Class A (a)	444	40,302
JD Sports Fashion PLC	10,731	21,531
Lowe's Companies, Inc.	335	69,764
National Vision Holdings, Inc. (a)	744	30,578
Nitori Holdings Co. Ltd.	184	24,353
The Home Depot, Inc.	364	117,998
TJX Companies, Inc.	657	53,782
Ulta Beauty, Inc. (a)	108	55,508
Warby Parker, Inc. (a)	2,569	41,489
WH Smith PLC	1,154	22,699
Workman Co. Ltd.	350	14,272
		575,047
Textiles, Apparel & Luxury Goods - 2.9%
adidas AG	108	17,390
Hermes International SCA	24	44,734
lululemon athletica, Inc. (a)	192	58,921
LVMH Moet Hennessy Louis Vuitton SE	88	76,822
Moncler SpA	568	35,321
NIKE, Inc. Class B	524	66,721
PVH Corp.	349	31,375
Shenzhou International Group Holdings Ltd.	1,715	21,598
		352,882
TOTAL CONSUMER DISCRETIONARY		2,288,257
CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Ambev SA	9,683	26,056
China Resources Beer Holdings Co. Ltd.	3,609	27,170
Davide Campari Milano NV	2,576	27,523
Kweichow Moutai Co. Ltd. (A Shares)	115	31,540
Monster Beverage Corp. (a)	435	45,275
Pernod Ricard SA	172	35,509
		193,073
Food & Staples Retailing - 3.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	757	34,569
Avenue Supermarts Ltd. (a)(c)	498	21,435
Casey's General Stores, Inc.	174	41,048
Clicks Group Ltd.	1,582	24,128
Cosmos Pharmaceutical Corp.	150	14,656
Costco Wholesale Corp.	180	92,005
Ocado Group PLC (a)	1,951	15,538
Wal-Mart de Mexico SA de CV Series V	9,126	35,747
Walmart, Inc.	636	91,501
Welcia Holdings Co. Ltd.	782	17,478
		388,105
Food Products - 0.7%
Barry Callebaut AG	12	24,996
Freshpet, Inc. (a)	481	30,462
McCormick & Co., Inc. (non-vtg.)	412	30,949
		86,407
Household Products - 0.2%
Unicharm Corp.	664	25,329
Personal Products - 0.8%
Hindustan Unilever Ltd.	887	28,045
L'Oreal SA	106	43,769
Shiseido Co. Ltd.	471	24,481
		96,295
TOTAL CONSUMER STAPLES		789,209
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Cheniere Energy, Inc.	284	43,392
Hess Corp.	483	72,527
Parkland Corp.	761	17,879
PrairieSky Royalty Ltd.	3,064	52,642
Reliance Industries Ltd.	1,341	38,767
		225,207
FINANCIALS - 10.9%
Banks - 3.8%
Bank of America Corp.	2,601	92,283
Credicorp Ltd. (United States)	253	33,978
FinecoBank SpA	1,536	27,469
First Republic Bank	261	36,770
JPMorgan Chase & Co.	972	136,041
KBC Group NV	413	30,469
PNC Financial Services Group, Inc.	278	45,990
PT Bank Central Asia Tbk	53,101	30,135
SVB Financial Group (a)	96	29,034
		462,169
Capital Markets - 4.1%
Avanza Bank Holding AB	742	17,029
Banca Generali SpA	585	21,496
Bolsa Mexicana de Valores S.A.B. de CV	13,232	28,698
Brookfield Asset Management Ltd. Class A (a)	205	6,693
Brookfield Corp. (Canada) Class A	823	30,618
Charles Schwab Corp.	869	67,278
CME Group, Inc.	229	40,455
HUB24 Ltd.	1,140	21,260
Moody's Corp.	132	42,603
Morningstar, Inc.	153	37,161
MSCI, Inc.	91	48,372
Netwealth Group Ltd.	1,886	17,987
Partners Group Holding AG	19	17,724
S&P Global, Inc.	163	61,115
St. James's Place PLC	1,319	19,879
VZ Holding AG	239	18,953
		497,321
Consumer Finance - 0.2%
Bajaj Finance Ltd.	341	24,703
Diversified Financial Services - 0.2%
Zenkoku Hosho Co. Ltd.	657	25,589
Insurance - 2.6%
Arthur J. Gallagher & Co.	303	59,303
Assurant, Inc.	240	31,822
Chubb Ltd.	397	90,314
Hannover Reuck SE	142	28,745
Lifenet Insurance Co. (a)	2,965	30,317
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	11,333	11,797
Qualitas Controladora S.A.B. de CV	5,626	31,030
Steadfast Group Ltd.	5,820	21,622
		304,950
TOTAL FINANCIALS		1,314,732
HEALTH CARE - 8.5%
Biotechnology - 0.4%
Repligen Corp. (a)	159	29,463
Zai Lab Ltd. (a)	4,853	20,299
		49,762
Health Care Equipment & Supplies - 3.9%
Align Technology, Inc. (a)	140	37,762
Boston Scientific Corp. (a)	1,137	52,586
Coloplast A/S Series B	165	19,921
Fisher & Paykel Healthcare Corp.	1,258	20,645
Hoya Corp.	275	30,242
IDEXX Laboratories, Inc. (a)	86	41,323
Inspire Medical Systems, Inc. (a)	167	42,261
Intuitive Surgical, Inc. (a)	182	44,716
Masimo Corp. (a)	269	45,752
ResMed, Inc.	183	41,792
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	486	24,036
Straumann Holding AG	192	25,140
The Cooper Companies, Inc.	113	39,429
		465,605
Health Care Providers & Services - 2.1%
Apollo Hospitals Enterprise Ltd.	437	22,853
Chemed Corp.	82	41,421
Humana, Inc.	112	57,310
UnitedHealth Group, Inc.	260	129,789
		251,373
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	159	27,117
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	568	26,599
Danaher Corp.	253	66,888
Lonza Group AG	47	26,811
Sartorius Stedim Biotech	66	22,882
West Pharmaceutical Services, Inc.	143	37,981
Wuxi Biologics (Cayman), Inc. (a)(c)	3,155	26,346
		207,507
Pharmaceuticals - 0.2%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	3,959	24,809
TOTAL HEALTH CARE		1,026,173
INDUSTRIALS - 14.0%
Aerospace & Defense - 0.9%
HEICO Corp.	232	39,660
INVISIO AB	1,159	20,304
Northrop Grumman Corp.	121	54,213
		114,177
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	467	46,779
Deutsche Post AG	749	32,249
DSV A/S	145	23,860
Expeditors International of Washington, Inc.	359	38,826
ZTO Express, Inc. sponsored ADR	919	26,201
		167,915
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	221	20,007
Building Products - 0.6%
ASSA ABLOY AB (B Shares)	1,245	29,328
Belimo Holding AG (Reg.)	49	25,744
Kingspan Group PLC (Ireland)	315	20,136
		75,208
Commercial Services & Supplies - 1.5%
Casella Waste Systems, Inc. Class A (a)	481	38,538
Cintas Corp.	84	37,274
Copart, Inc. (a)	652	43,430
GFL Environmental, Inc.	625	19,287
Sunny Friend Environmental Technology Co. Ltd.	3,528	19,822
Waste Connections, Inc. (Canada)	135	17,914
		176,265
Construction & Engineering - 0.1%
Sweco AB (B Shares)	1,610	17,412
Electrical Equipment - 1.0%
AMETEK, Inc.	309	44,780
Eaton Corp. PLC	288	46,716
Generac Holdings, Inc. (a)	123	14,834
Nidec Corp.	346	19,175
		125,505
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	309	64,420
Machinery - 3.2%
Atlas Copco AB (A Shares)	2,289	27,161
Fortive Corp.	609	41,430
Haitian International Holdings Ltd.	8,136	24,969
IDEX Corp.	185	44,341
Indutrade AB	942	20,808
Kone OYJ (B Shares)	371	20,183
Minebea Mitsumi, Inc.	935	16,300
Misumi Group, Inc.	855	21,518
Miura Co. Ltd.	820	20,519
Rational AG	22	14,398
Schindler Holding AG (participation certificate)	87	18,469
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,302	34,952
SMC Corp.	48	24,380
Spirax-Sarco Engineering PLC	136	19,332
Tocalo Co. Ltd.	1,606	15,385
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,467	16,995
		381,140
Professional Services - 3.1%
BayCurrent Consulting, Inc.	540	22,955
Centre Testing International Group Co. Ltd. (A Shares)	4,438	15,635
CoStar Group, Inc. (a)	555	43,235
Equifax, Inc.	203	45,107
Experian PLC	870	31,815
Funai Soken Holdings, Inc.	852	18,440
Headhunter Group PLC ADR (b)	622	1,693
Recruit Holdings Co. Ltd.	866	27,851
RELX PLC (London Stock Exchange)	1,303	38,711
Sporton International, Inc.	3,374	24,749
Thomson Reuters Corp.	242	28,788
TriNet Group, Inc. (a)	457	34,481
Verisk Analytics, Inc.	215	39,085
		372,545
Road & Rail - 0.8%
Localiza Rent a Car SA	2,219	25,882
Old Dominion Freight Lines, Inc.	165	54,985
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	7,033	20,255
		101,122
Trading Companies & Distributors - 0.7%
AddTech AB (B Shares)	1,555	24,743
Ashtead Group PLC	481	31,512
IMCD NV	158	24,915
		81,170
TOTAL INDUSTRIALS		1,696,886
INFORMATION TECHNOLOGY - 21.1%
Electronic Equipment & Components - 2.4%
Amphenol Corp. Class A	588	46,905
Azbil Corp.	666	18,780
CDW Corp.	243	47,635
Cognex Corp.	604	33,063
Keyence Corp.	84	38,671
Lagercrantz Group AB (B Shares)	2,284	23,894
Murata Manufacturing Co. Ltd.	476	27,199
Sunny Optical Technology Group Co. Ltd.	1,278	17,249
Teledyne Technologies, Inc. (a)	96	40,729
		294,125
IT Services - 3.6%
Adyen BV (a)(c)	13	19,655
Amadeus IT Holding SA Class A (a)	495	31,187
Cloudflare, Inc. (a)	417	22,063
Edenred SA	403	21,902
FDM Group Holdings PLC	1,642	15,891
Fiserv, Inc. (a)	453	48,326
GMO Internet, Inc.	1,007	19,818
Kainos Group PLC	981	17,815
Keywords Studios PLC	829	29,026
Nagarro SE (a)	139	18,950
Netcompany Group A/S (a)(c)	353	13,960
Reply SpA	122	15,770
SHIFT, Inc. (a)	109	20,343
Shopify, Inc. Class A (a)	364	17,934
Softcat PLC	1,075	15,983
Toast, Inc. (a)	1,992	44,442
Twilio, Inc. Class A (a)	328	19,628
VeriSign, Inc. (a)	208	45,354
		438,047
Semiconductors & Semiconductor Equipment - 4.5%
ASM International NV (Netherlands)	88	29,485
ASML Holding NV (Netherlands)	116	76,751
BE Semiconductor Industries NV	276	19,587
Disco Corp.	101	30,344
eMemory Technology, Inc.	518	28,377
Entegris, Inc.	375	30,266
Monolithic Power Systems, Inc.	97	41,376
Silergy Corp.	930	18,909
Silicon Laboratories, Inc. (a)	339	53,192
Taiwan Semiconductor Manufacturing Co. Ltd.	6,688	117,920
Teradyne, Inc.	369	37,527
Tokyo Electron Ltd.	93	32,506
Universal Display Corp.	193	25,578
		541,818
Software - 10.2%
Adobe, Inc. (a)	159	58,884
ANSYS, Inc. (a)	132	35,160
Atlassian Corp. PLC (a)	76	12,283
ATOSS Software AG	139	24,541
Bill.Com Holdings, Inc. (a)	227	26,246
Black Knight, Inc. (a)	545	33,022
Ceridian HCM Holding, Inc. (a)	637	46,042
Confluent, Inc. (a)	1,110	25,641
Constellation Software, Inc.	17	30,035
Coupa Software, Inc. (a)	414	33,087
Dassault Systemes SA	756	28,116
Fortnox AB	3,520	17,705
HubSpot, Inc. (a)	107	37,130
Microsoft Corp.	1,617	400,712
Money Forward, Inc. (a)	614	22,769
Nemetschek SE	276	14,664
Paycom Software, Inc. (a)	120	38,873
Procore Technologies, Inc. (a)	611	34,185
Roper Technologies, Inc.	95	40,541
Salesforce.com, Inc. (a)	325	54,590
SAP SE	369	43,741
ServiceNow, Inc. (a)	97	44,148
SimCorp A/S	205	14,290
Synopsys, Inc. (a)	157	55,539
Topicus.Com, Inc. (a)	266	15,356
Workday, Inc. Class A (a)	187	33,927
Xero Ltd. (a)	304	16,755
		1,237,982
Technology Hardware, Storage & Peripherals - 0.4%
Seagate Technology Holdings PLC	654	44,328
TOTAL INFORMATION TECHNOLOGY		2,556,300
MATERIALS - 4.4%
Chemicals - 3.3%
Aica Kogyo Co. Ltd.	938	22,684
Air Products & Chemicals, Inc.	165	52,884
Asian Paints Ltd.	663	22,188
Ecolab, Inc.	229	35,456
Givaudan SA	8	25,831
Linde PLC	175	57,915
NOF Corp.	431	18,359
Quaker Houghton	166	32,680
Sherwin-Williams Co.	172	40,693
Shin-Etsu Chemical Co. Ltd.	225	33,170
Sika AG	124	35,234
Symrise AG	185	19,667
		396,761
Metals & Mining - 1.1%
First Quantum Minerals Ltd.	931	21,600
Freeport-McMoRan, Inc.	1,221	54,481
Lynas Rare Earths Ltd. (a)	4,253	28,470
Press Metal Bhd	19,537	23,831
		128,382
TOTAL MATERIALS		525,143
REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	206	46,018
ARGAN SA	181	15,368
Big Yellow Group PLC	1,115	16,619
Embassy Office Parks (REIT)	6,240	25,069
Equinix, Inc.	69	50,931
Equity Lifestyle Properties, Inc.	553	39,694
Extra Space Storage, Inc.	218	34,407
Irish Residential Properties REIT PLC	13,468	16,721
National Storage REIT unit	16,314	26,849
Prologis (REIT), Inc.	426	55,073
Safestore Holdings PLC	1,481	18,368
Segro PLC	1,591	16,284
Summit Industrial Income REIT	1,233	21,203
Sun Communities, Inc.	247	38,744
Warehouses de Pauw	525	16,586
		437,934
Real Estate Management & Development - 1.1%
Ayala Land, Inc.	36,338	19,559
CBRE Group, Inc. (a)	454	38,822
Colliers International Group, Inc.	176	18,880
Grainger Trust PLC	6,552	20,970
Oberoi Realty Ltd.	2,683	27,077
		125,308
TOTAL REAL ESTATE		563,242
UTILITIES - 1.0%
Electric Utilities - 0.9%
Constellation Energy Corp.	439	37,473
NextEra Energy, Inc.	906	67,615
		105,088
Gas Utilities - 0.1%
Nippon Gas Co. Ltd.	1,244	19,856
TOTAL UTILITIES		124,944
TOTAL COMMON STOCKS (Cost $10,817,384)		12,021,626

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Life Sciences Tools & Services - 0.2%
Sartorius AG (non-vtg.) (Cost $13,707)	63	28,102

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (d) (Cost $59,410)	59,398	59,410

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $10,890,501)	12,109,138
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,903)
NET ASSETS - 100.0%	12,100,235

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,675 or 0.9% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	-	406,076	346,666	1,130	-	-	59,410	0.0%
Total	-	406,076	346,666	1,130	-	-	59,410

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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